LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

16.LEASES

The Company leases buildings which it plans to use for corporate purposes and the production and sale of cannabis products. In accordance with ASC 842, lease liability is initially measured at the present value of total lease payments, discounted using a discount rate set to the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company uses an estimated incremental borrowing rate. Total lease payments are comprised of (i) fixed lease payments less any incentives; (ii) variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date; (iii) the amount expected to be payable by the lessee under residual value guarantees; (iv) the exercise of purchase options, if the lessee is reasonably certain to exercise the options; (v) payments of penalties for early termination of a lease unless the Company is reasonably certain not to terminate early.  The incremental borrowing rate is determined using estimates which are based on the information available at commencement date.

An ROU asset is measured at the initial amount of the lease liability, plus initial direct costs and lease payments at or before the commencement date, less any lease incentives received.

Operating leases may contain renewal options that provide for rent increases based on prevailing market conditions. The terms used to calculate the ROU assets for these properties include the renewal options that the Company is reasonably certain to exercise. Both ROU assets and lease liabilities exclude variable payments not based on an index or rate, which are treated as period costs. The Company’s lease agreements do not contain significant residual value guarantees, restrictions or covenants. For finance leases, lease costs are comprised of straight-line amortization of the ROU asset and the interest portion of lease payments which are recorded to Depreciation and Amortization and Interest Expense, respectively, on the Amended and Restated Consolidated Statements of Operations.  Finance lease ROU assets are amortized based on the lesser of the lease term and the useful life of the leased asset according to the capital asset accounting policy. If ownership of the ROU assets transfers to the Company at the end of the lease term or if the Company is reasonably certain to exercise a purchase option, amortization is calculated using the estimated useful life of the leased asset.

The below are the details of the lease cost and other disclosures regarding the Company’s leases for the years ended December 31, 2022 and 2021:

	2022	2021

Finance Lease Cost:
Amortization of Finance Lease Right-of-Use Assets	$15,051	$—
Interest on Lease Liabilities	14,577	—
Operating Lease Cost	1,479,305	730,881
Short-Term Lease Costs	933,424	669,003
Total Lease Expenses	$2,442,357	$1,399,884

	2022	2021
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Operating Cash Flows from Finance Leases	$9,802	$—
Operating Cash Flows from Operating Leases	$1,446,649	$712,358
Financing Cash Flows from Finance Leases	$20,215	$—

Non-Cash Additions to Right-of-Use Assets and Lease Liabilities:
Recognition of Right-of-Use Assets for Finance Leases	$301,022	$—
Recognition of Right-of-Use Assets for Operating Leases	$8,614,907	$1,419,650

Weighted-Average Remaining Lease Term (Years) - Finance Leases	3.00	—
Weighted-Average Remaining Lease Term (Years) - Operating Leases	7.00	8.00

Weighted-Average Discount Rate - Finance Leases	20.40%	—
Weighted-Average Discount Rate - Operating Leases	12.02%	17.00%

16.LEASES (Continued)

Future minimum lease payments under non-cancelable finance and operating leases as of December 31, 2022 are as follows:

	Operating Leases		Finance Leases
December 31:	Third Parties	Related Parties	Third Parties	Total
2023	$1,371,629	$919,231	$118,069	$2,408,929
2024	1,399,456	931,720	118,069	2,449,245
2025	1,399,104	874,271	148,656	2,422,031
2026	1,372,745	890,899	—	2,263,644
2027	1,126,862	908,026	—	2,034,888
Thereafter	2,138,205	3,166,607	—	5,304,812
Total Future Minimum Lease Payments	8,808,001	7,690,754	384,794	16,883,549
Less Imputed Interest	(2,792,842)	(2,768,710)	(103,987)	(5,665,539)
Present Value of Lease Liability	6,015,159	4,922,044	280,807	11,218,010
Less Current Portion of Lease Liability	(710,793)	(367,178)	(66,790)	(1,144,761)
Present Value of Lease Liability, Net of Current Portion	$5,304,366	$4,554,866	$214,017	$10,073,249

On September 14, 2021, the Company entered into an agreement to lease out a portion of its real property at approximately $500,000 per month for 36 months. However, lease payments to the Company are abated if certain contingencies are met by the lessee. As of December 31, 2022, such contingencies are expected to be met, and as a result, no rental income was recognized by the Company.

The Company leases certain business facilities from related parties and third parties under non-cancellable operating lease agreements that specify minimum rentals. The operating leases require monthly payments ranging from $800 to $56,000 and expire through November 2032. Certain lease monthly payments may escalate up to 5.0% each year. In such cases, the variability in lease payments is included within the current and noncurrent operating lease liabilities.